Other Equity Matters - Dividend Payment (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
A
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.53	$ 0.53	$ 1.59	$ 1.59
Dividends	$ 1.8	$ 1.8	$ 5.4	$ 5.4
B
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.50	$ 0.50	$ 1.50	$ 1.50
Dividends	$ 2.9	$ 2.9	$ 8.7	$ 8.7
C
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.46	$ 0.46	$ 1.38	$ 1.38
Dividends	$ 3.2	$ 3.2	$ 9.6	$ 9.6
D
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.43	$ 0.43	$ 1.29	$ 1.29
Dividends	$ 2.6	$ 2.6	$ 7.8	$ 7.8
E
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.36	$ 0.36	$ 1.08	$ 1.08
Dividends	$ 2.5	$ 2.5	$ 7.6	$ 7.6
F
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.48	$ 0	$ 1.17	$ 0
Dividends	$ 2.9	$ 0.0	$ 6.9	$ 0.0
Preferred Shares
Dividends Payable [Line Items]
Dividends	$ 15.9	$ 13.0	$ 46.0	$ 39.1